Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year Ended December 31,

2021	$646,930
2022	209,556
2023	3,736
$860,222